Balance Sheet Components (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Balance Sheet Components [Abstract]
Schedule of Inventory	Inventory consists of the following:
	September 30, 2024	December 31, 2023
Inventory	$7,352,841	$7,392,919
Inventory allowance	(353,161)	(1,145,548)
Consigned parts	977,597	1,128,250
Total	$7,977,277	$7,375,621
Inventory consists of the following:
	As of December 31,
	2023	2022
Inventory	$7,392,919	$7,315,754
Inventory allowance	(1,145,548)	(825,213)
Consigned parts	1,128,250	1,057,433
Total	$7,375,621	$7,547,974

Schedule of Property and Equipment, Net	Property and equipment, net consists of the following:
	September 30, 2024	December 31, 2023
Furniture and fixtures	$704,660	$683,763
Computer equipment	320,130	300,101
Leasehold improvements	390,742	390,742
Total property and equipment gross	1,415,712	1,374,606
Less – Accumulated depreciation	(1,163,559)	(997,939)
Total property and equipment net	$252,153	$376,667
Property and equipment, net, consist of the following:
	As of December 31,
	2023	2022
Furniture and fixtures	$683,994	$664,943
Computer equipment	300,526	294,536
Leasehold improvements	390,742	390,742
Total property and equipment gross	1,375,262	1,350,221
Less – Accumulated depreciation	(998,595)	(772,952)
Total property and equipment net	$376,667	$577,269

Schedule of Accrued Expenses and Other Current Liabilities	Accrued expenses and other current liabilities consist of the following:
	September 30, 2024	December 31, 2023
Payroll and payroll related expenses	$769,793	$503,629
Rent expenses – related party	3,524,400	3,124,800
Legal expenses	833,333	325,000
Consulting expenses	80,917	268,684
CEO expenses	119,075	179,075
Other accrued expenses and current liabilities	922,005	340,307
Total accrued expenses and other current liabilities	$6,249,523	$4,741,495
Accrued expenses and other current liabilities consist of the following:
	As of December 31,
	2023	2022
Payroll and payroll related expenses	$503,629	$324,230
Rent expenses – related party	3,124,800	2,592,000
Consulting expenses	268,684	356,982
CEO expenses	179,075	789,575
Other accrued expenses and current liabilities	665,308	322,611
Total accrued expenses and other current liabilities	$4,741,495	$4,385,398

Schedule of Prepaid and Other Current Assets	Prepaid and other current assets consists of the following:
	September 30, 2024	December 31, 2023
Prepaid expenses	$258,178	$177,027
iFree – inventory purchase deposit	5,000,000	—
Production deposit	336,643	336,643
Other current assets	24,079	—
Total	$5,618,900	$513,670